Operating Segments (Tables)	12 Months Ended
Dec. 26, 2020
Segment Reporting [Abstract]
Schedule of Revenue by Country
Revenue by country based on the
sell-to
address of the
end-users
is as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
United States	$630	$739	$943
United Kingdom	136	132	141
Other (1)	395	432	474

Total net revenue	$1,161	$1,303	$1,558

(1)	No other individual country accounted for more than 10% of net revenue.

Schedule of Distributors Accounts on Net Revenue and Accounts Receivable, Net
Customer Information
In the years ended December 29, 2018, December 28, 2019, and December 26, 2020, our largest customer accounted for 13%, 13%, and 13%, respectively, of our net revenue with its parent company contributing an additional 1%, 2%, and 5%, respectively. As of December 28, 2019 and December 26, 2020 our largest customer accounted for 23% and 47%, respectively, of our Accounts receivable, net with its parent company accounting for an additional 10% and 2%, respectively.